November 19, 2002



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Evergreen Equity Trust (the "Trust")
         Registration Statement Nos. 333-37453/811-08413

Ladies and Gentlemen:

     Pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), enclosed is the revised version of the prospectus contained in the Trust's Post-Effective Amendment No. 50 to Registration Statement No. 333-37453/811-08413 filed on November 12, 2002, accession no.
0000907244-02-000451. The document has been revised to reflect a change in the annual operating expenses of the Funds and to add disclosure to the effect that the Funds may invest in futures and options.

     If you have any questions or would like further information, please call me at (617) 210-3687.


                                                  Very truly yours,

                                                  /s/ Regina Brown

                                                  Regina Brown